Stock-Based Compensation and Employee Benefits - Schedule of Stock Option Award Using the Black-Scholes Model (Parenthetical) (Detail) - Nonqualified Stock Options [Member]	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.29%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	0.74%
Expected dividend yield	2.20%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate maximum	1.36%
Expected dividend yield	2.50%